Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 94.7%
Automobiles – 6.0%
Daimler AG	206,903	$15,919,964
Stellantis NV	1,572,645	29,872,789
Toyota Motor Corp	1,222,000	22,371,281
		68,164,034
Banks – 4.4%
HDFC Bank Ltd	1,041,522	20,729,692
UniCredit SpA	1,952,918	30,110,904
		50,840,596
Beverages – 3.0%
Asahi Group Holdings Ltd	280,000	10,892,270
Carlsberg A/S	88,019	15,221,929
Pernod Ricard SA	33,343	8,028,010
		34,142,209
Biotechnology – 1.8%
Grifols SA (ADR)	1,827,233	20,519,827
Building Products – 1.5%
Cie de Saint-Gobain	245,265	17,274,621
Capital Markets – 2.7%
Allfunds Group PLC*	867,603	17,082,820
Macquarie Group Ltd	92,657	13,843,687
		30,926,507
Chemicals – 4.5%
Akzo Nobel NV	87,249	9,584,746
Koninklijke DSM NV	117,688	26,527,127
Shin-Etsu Chemical Co Ltd	88,000	15,241,805
		51,353,678
Commercial Services & Supplies – 1.8%
SPIE SA	784,017	20,278,071
Diversified Consumer Services – 0.2%
Afya Ltd*	168,025	2,639,673
Diversified Financial Services – 0.4%
Linklogis Inc - Class B (144A)*	4,694,500	4,395,092
Electric Utilities – 1.5%
EDP - Energias de Portugal SA	3,153,777	17,348,053
Electrical Equipment – 2.2%
ABB Ltd	428,217	16,406,601
Contemporary Amperex Technology Co Ltd - Class A	92,837	8,586,959
		24,993,560
Electronic Equipment, Instruments & Components – 1.8%
Hon Hai Precision Industry Co Ltd	1,284,000	4,828,289
TDK Corp	267,000	10,423,702
Wingtech Technology Co Ltd - Class A	263,641	5,362,316
		20,614,307
Entertainment – 2.0%
Netflix Inc*	17,738	10,686,081
Sea Ltd (ADR)*	54,778	12,254,386
		22,940,467
Food & Staples Retailing – 1.1%
Seven & i Holdings Co Ltd	292,000	12,836,727
Food Products – 1.2%
Uni-President Enterprises Corp	5,525,000	13,704,126
Health Care Equipment & Supplies – 1.7%
Siemens Healthineers AG (144A)	253,630	19,004,276
Household Durables – 1.8%
Sony Corp	164,000	20,640,814
Industrial Conglomerates – 0.5%
Hitachi Ltd	115,000	6,229,458
Information Technology Services – 2.7%
Mastercard Inc	30,956	11,123,110
Network International Holdings PLC (144A)*	1,144,844	4,527,133
Tata Consultancy Services Ltd	310,062	15,594,351
		31,244,594
Insurance – 6.5%
AIA Group Ltd	2,132,200	21,493,455
ASR Nederland NV	501,211	23,108,325
Ping An Insurance Group Co of China Ltd	1,645,000	11,845,992
Tokio Marine Holdings Inc	312,000	17,340,266
		73,788,038

Shares		Value
Common Stocks– (continued)
Interactive Media & Services – 3.8%
Alphabet Inc - Class C*	3,494	$10,110,203
Tencent Holdings Ltd	367,300	21,518,043
Yandex NV*	62,777	3,798,009
Z Holdings Corp	1,400,000	8,124,163
		43,550,418
Internet & Direct Marketing Retail – 2.1%
Alibaba Group Holding Ltd*	526,116	8,022,674
HelloFresh SE*	122,129	9,390,154
MercadoLibre Inc*	2,363	3,186,269
Ozon Holdings PLC (ADR)*	110,764	3,279,722
		23,878,819
Life Sciences Tools & Services – 0.9%
ICON PLC*	35,085	10,865,824
Machinery – 4.2%
Daimler Truck Holding AG*	295,212	10,851,628
KION Group AG	142,494	15,650,446
Outotec Oyj	1,331,303	14,167,345
SMC Corp/Japan	11,500	7,758,325
		48,427,744
Media – 2.0%
Informa PLC*	3,279,393	22,926,859
Metals & Mining – 0.7%
Ivanhoe Mines Ltd*	936,390	7,640,374
Multi-Utilities – 2.8%
RWE AG	773,760	31,463,756
Oil, Gas & Consumable Fuels – 2.5%
LUKOIL PJSC (ADR)	112,124	10,035,098
Total SE	371,350	18,867,013
		28,902,111
Paper & Forest Products – 2.1%
Suzano SA*	557,794	6,020,650
UPM-Kymmene Oyj	462,234	17,606,809
		23,627,459
Personal Products – 1.7%
Estee Lauder Cos Inc	27,677	10,246,025
Unilever PLC	161,552	8,653,882
		18,899,907
Pharmaceuticals – 6.4%
Daiichi Sankyo Co Ltd	572,000	14,547,431
Merck KGaA	51,433	13,291,089
Novo Nordisk A/S	241,716	27,201,932
Sanofi	180,716	18,223,220
		73,263,672
Professional Services – 1.6%
RELX PLC	546,138	17,731,471
Real Estate Management & Development – 1.2%
Swire Pacific Ltd	2,061,500	11,725,536
Swire Pacific Ltd - Class B	2,202,500	2,158,068
		13,883,604
Road & Rail – 0.2%
Full Truck Alliance Co (ADR)*	279,361	2,338,252
Semiconductor & Semiconductor Equipment – 5.2%
Renesas Electronics Corp*	860,000	10,640,640
SK Hynix Inc	159,718	17,603,111
Taiwan Semiconductor Manufacturing Co Ltd	1,426,000	31,709,513
		59,953,264
Software – 0.9%
Microsoft Corp	32,270	10,853,046
Technology Hardware, Storage & Peripherals – 1.0%
FUJIFILM Holdings Corp	84,000	6,227,145
Samsung Electronics Co Ltd	79,762	5,254,387
		11,481,532
Textiles, Apparel & Luxury Goods – 1.5%
Hugo Boss AG	275,015	16,749,545
Thrifts & Mortgage Finance – 2.5%
Housing Development Finance Corp Ltd	824,957	28,706,100
Trading Companies & Distributors – 1.1%
Mitsubishi Corp	380,000	12,066,429
Wireless Telecommunication Services – 1.0%
SoftBank Group Corp	245,000	11,575,776
Total Common Stocks (cost $869,533,543)		1,082,664,690

Shares		Value
Preferred Stocks– 2.0%
Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co Ltd((cost $8,938,301)	388,923	$23,297,424
Investment Companies– 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $46,309,957)	46,305,326	46,309,957
Total Investments (total cost $924,781,801) – 100.8%		1,152,272,071
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(9,292,462)
Net Assets – 100%		$1,142,979,609

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$186,916,232	16.2%
Germany	132,320,858	11.5
United States	99,328,422	8.6
Netherlands	85,605,551	7.4
France	82,670,935	7.2
India	65,030,143	5.6
Taiwan	62,496,314	5.4
China	62,069,328	5.4
Italy	59,983,693	5.2
South Korea	46,154,922	4.0
Denmark	42,423,861	3.7
Spain	37,602,647	3.3
Hong Kong	35,377,059	3.1
Finland	31,774,154	2.8
United Kingdom	27,453,992	2.4
Portugal	17,348,053	1.5
Russia	17,112,829	1.5
Switzerland	16,406,601	1.4
Australia	13,843,687	1.2
Ireland	10,865,824	0.9
Brazil	8,660,323	0.7
Canada	7,640,374	0.7
Argentina	3,186,269	0.3

Total	$1,152,272,071	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$10,492	$-	$-	$46,309,957

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	88,574,437	164,786,593	(207,051,073)	46,309,957

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $27,926,501, which represents 2.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,082,664,690	$-	$-
Preferred Stocks	23,297,424	-	-
Investment Companies	-	46,309,957	-
Total Assets	$1,105,962,114	$46,309,957	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70242 03-22